RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

		Years ended December 31,
	Note	2019	2020	2021
		RMB	RMB	RMB
Sales of goods	(i)	279,784	228,307	297,381
Purchases	(ii)	181,944	151,300	191,888
Transportation and storage	(iii)	8,097	8,734	19,443
Exploration and development services	(iv)	33,310	31,444	33,930
Production related services	(v)	38,603	31,915	44,405
Ancillary and social services	(vi)	3,017	2,952	1,730
Agency commission income	(vii)	116	160	194
Interest income	(viii)	1,066	704	715
Interest expense	(ix)	1,334	919	385
Net deposits withdrawn from/ (placed with) related parties	(x)	5,230	(17,585)	(8,265)
Net funds obtained from/ (placed with) related parties	(ix)	3,438	(31,144)	30,305

Notes:

(i)	Sales of goods represent the sale of crude oil, intermediate petrochemical products, petroleum products and ancillary materials.
(ii)	Purchases represent the purchase of materials and utility supplies directly related to the Group’s operations such as the procurement of raw and ancillary materials and related services, supply of water, electricity and gas.
(iii)	Transportation and storage represent the cost for the use of railway, road and marine transportation services, pipelines, loading, unloading and storage facilities.
(iv)	Exploration and development services comprise direct costs incurred in the exploration and development such as geophysical, drilling, well testing and well measurement services.
(v)	Production related services represent ancillary services rendered in relation to the Group’s operations such as equipment repair and general maintenance, insurance premium, technical research, communications, firefighting, security, product quality testing and analysis, information technology, design and engineering, construction of oilfield ground facilities, refineries and chemical plants, manufacture of replacement parts and machinery, installation, project management, environmental protection and management services.
(vi)	Ancillary and social services represent expenditures for social welfare and support services such as educational facilities, media communication services, sanitation, accommodation, canteens, and property maintenance.
(vii)	Agency commission income represents commission earned for acting as an agent in respect of sales of products and purchase of materials for certain entities owned by Sinopec Group Company.
(viii)	Interest income represents interest received from deposits placed with Sinopec Finance and Sinopec Century Bright Capital Investment Limited, finance companies controlled by Sinopec Group Company. The applicable interest rate is determined in accordance with the prevailing saving deposit rate. The balance of deposits as at December 31, 2020 and 2021 were RMB 53,417 and RMB 61,682, respectively.
(ix)	Interest expense represents interest charges on the loans obtained from Sinopec Group Company and fellow subsidiaries.
(x)	The Group obtained loans, discounted bills and issued the acceptance bills from Sinopec Group Company and fellow subsidiaries.

Schedule of amount due from/to related parties

	December 31,
	2020	2021
	RMB	RMB

Trade accounts receivable	16,777	8,655
Financial assets at fair value through other comprehensive income	760	186
Prepaid expenses and other current assets	19,422	14,537
Long-term prepayments and other assets	6,435	3,116
Total	43,394	26,494

Trade accounts payable and bills payable	22,792	14,170
Contract liabilities	5,937	4,677
Other payables	12,759	50,649
Other long-term liabilities	3,010	2,779
Short-term loans and current portion of long-term loans from Sinopec Group Company and fellow subsidiaries	5,264	2,873
Long-term loans excluding current portion from Sinopec Group Company and fellow subsidiaries	11,778	13,690
Lease liabilities (including to be paid within one year)	162,048	158,761
Total	223,588	247,599

Schedule of key management personnel emoluments

	Years ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000

Short-term employee benefits	9,209	5,753	4,612
Retirement scheme contributions	536	342	379
	9,745	6,095	4,991